Impairments (Tables)	12 Months Ended
Dec. 31, 2023
Impairments [Abstract]
Net impairments/(reversal of impairments

Full year
(in USD million) 2023 2022 2021
Property, plant and equipment
897 (3,313) 1,285
Intangible assets
61 62 154
Equity accounted investments
363 832 0
Total

net impairments/(reversals) including exploration expenses
1,321 (2,419) 1,439
The intangible assets line includes Goodwill, amortizable intangible assets, and certain acquisition costs related to oil and
gas prospects.

Carrying amount after impairment

At 31 December 2023 At 31 December 2022 At 31 December 2021
(in USD million)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Carrying
amount after
impairment

Net
impairment
loss/
(reversal)
Exploration & Production Norway
887 588 3,201 (819) 5,379 (1,102)
Exploration & Production USA - onshore 0 0 546 (204) 1,979 48
Exploration & Production USA - offshore Gulf of Mexico
1,165 (290) 2,691 (882) 798 18
Europe and Asia
0 310 1,551 295 1,566 1,609
Marketing, Midstream & Processing
949 343 1,416 (895) 868 716
Renewables USA - offshore
134 300 0 0 0 0
Other 112 10 30 0 20 (7)
Total
3,247 1,261 9,435 (2,505) 10,611 1,282